[MHM DRAFT (FINAL)[6/30/11]
[Translation]

Filed Document:	Semi-annual Report

Filed with:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2011

Fiscal Year:	During the 17th Term
(from October 1, 2010 to March 31, 2011)

Name of the Fund:	PUTNAM U.S. GOVERNMENT INCOME
TRUST

Name of the Issuer:	Putnam U.S. Government Income Trust

Name and Official Title of the	Jonathan S. Horwitz
Representative of the Company:	Executive Vice President, Treasurer,
Compliance Liaison Officer and Principal
Executive

Address of Principal Office	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business	Mori Hamada & Matsumoto
of Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this document
is available for Public Inspection:	Not applicable

I.	STATUS OF INVESTMENT PORTFOLIO OF THE FUND

Status of investment portfolio of Putnam U.S. Government Income Trust (the “Fund”),
is as follows:

(1)	Diversification of investment portfolio:
By types of assets and geographic regions

		(As of the end of April 2011)

Types of Assets	Country	Market Value	Investment
		(USD)	Ratio (%)

Short-term Investments	United States	2,120,390,092	136.62

Purchased Options	United States	436,951,393	28.15

U.S. Government and Agency	United States	240,701,276	15.51
Mortgage Obligations

Mortgage-Backed Securities	United States	25,291,605	1.63

U.S. Treasury Obligations	United States	12,426,578	0.80

Cash, Deposit and Other Assets (After Deduction of Liabilities)		-1,283,741,823	-82.71

Total		1,552,019,121	100.00
(Net Asset Value)		(JPY127,390 million)

Note 1:	Investment ratio is calculated by dividing each asset at its market value by the total net asset value of the Fund. The same applies hereinafter.
Note 2:	The exchange rate of U.S. dollars (“Dollar” or “$”) into Japanese Yen is JPY
82.08 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on April 28, 2011 quoted by
The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.
Note 3:	In this report, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and is otherwise rounded down when necessary. As a result, in this report, there are cases in which Japanese yen figures for the same information differ from each other.

(2)	Results of past operations:
a.	Record of changes in net assets (Class M Shares):
Record of changes in net assets as of the end of each month for one year up to and including the end of April 2011 are as follows:

	Total Net Asset Value		Net Asset Value per Share

	USD	JPY
	(thousand)	(million)	USD	JPY

2010 End of May	28,784	2,363	15.13	1,242

June	28,946	2,376	15.16	1,244

July	29,673	2,436	15.20	1,248

August	29,047	2,384	15.15	1,244

September	28,380	2,329	15.03	1,234

October	28,981	2,379	15.13	1,242

November	28,636	2,350	15.12	1,241

December	26,977	2,214	14.19	1,165

2011 End of January	26,745	2,195	14.17	1,163

February	26,180	2,149	14.20	1,166

March	26,061	2,139	14.18	1,164

April	25,936	2,129	14.31	1,175

b.	Record of distributions paid (Class M Shares):

Period	Amount paid per Share

(5/1/10-4/30/11)	$1.488 (JPY122)

Note:	Record of distribution paid for one year up to and including the end of April 2011 is as follows:

Ex-dividend Date		Total Distributions ($)	NAV per Share ($)

2010	May 14	0.062	15.08

	June 15	0.062	15.10

	July 14	0.062	15.14

	August 16	0.062	15.17

	September 14	0.062	15.05

	October 14	0.062	15.16

	November 16	0.062	15.07

	December 14	0.806	14.02

2011	January 13	0.062	14.18

	February 15	0.062	14.06

	March 15	0.062	14.17

	April 14	0.062	14.15

c.	Record of annual return (Class M Shares):

Period	Annual Return (%) (Note)

(May 1, 2010 – April 30, 2011)	5.09%

Note:	Calculation of the yield on investment (including dividend) (the overall yield on investment):

“NAV at beginning of term” means the net asset value per unit calculated at the beginning of the yield calculation period.

“NAV at term end” means the net asset value per unit calculated at the end of the yield calculation period.

Calculation of cumulative increase ratio by distribution:

The amount shall be obtained by multiplying together all the amounts of such dividend as distributed during the yield calculation period divided by the net asset value per unit on the ex-dividend day of the relevant distribution plus 1.

II.	RECORD OF SALES AND REPURCHASE (Class M Shares)
Record of sales and repurchase for one year up to and including the end of April 2011 and the number of outstanding shares of the Fund as of the end of April 2011 are as follows:
(5/1/2010 – 4/30/2011)

Number of Shares Sold	Number of Shares	Number of Outstanding
	Repurchased	Shares

280,047	380,883	1,812,014
(3,000)	(170,780)	(1,072,560)

Note:	The figures in parenthesis show those sold, repurchased and outstanding in Japan.

III.	FINANCIAL CONDITIONS OF THE FUND
[Japanese translation of the unaudited semi-annual accounts of the Fund to be attached.]

IV.	OUTLINE OF THE INVESTMENT MANAGEMENT COMPANY
(“Putnam Investment Management, LLC”)

(1)	Amount of Capital Stock
(i) Amount of Member’s Equity (as of April 30, 2011)
$100,925,095 (JPY8.3 billion) (unaudited)

(ii) Number of authorized shares of capital stock
Not applicable.

(iii) Number of outstanding shares of capital stock
Not applicable.

(2) Description of business and outline of operation

The Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of April 30,
2011, the Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value nearly $70.7 billion).

Name of	Principal Characteristics	Number of funds	Total Net Asset Value
Country			($ million)

U.S.A.	Closed End Bond	5	$2,646.80

	Open End Balanced	16	$17,326.79

	Open End Bond	35	$26,021.10

	Open End Equity	49	$24,695.09

	Total	105	$70,689.78

(3)	Miscellaneous
Regulatory matters and litigation
In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment
Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some
Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management
Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V.	OUTLINE OF THE FINANCIAL CONDITION OF THE MANAGEMENT
COMPANY
[Japanese translation of unaudited semi-annual accounts of the Investment Management
Company shall be attached to the Japanese version of the semi-annual report.]

[MHM DRAFT (FINAL)]
[6/30/11]

Filed Document:	AMENDMENT TO SECURITIES
REGISTRATION STATEMENT

Filed with:	Director of Kanto Financial Bureau

Filing Date:	June 30, 2011

Name of the Issuer:	PUTNAM U.S.GOVERNMENT INCOME
TRUST

Name and Official Title of	Jonathan S. Horwitz
Representative of Company:	Executive Vice President, Treasurer, Compliance
Liaison Officer and Principal Executive

Address of Principal Office:	One Post Office Square, Boston, Massachusetts
02109 U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-law

Address or Place of Business of	Mori Hamada & Matsumoto
Registration Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Attorney-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

- ii -

Public offering or sale for registration

Name of the Fund making public	Putnam U.S. Government Income Trust
Offering or sale of foreign
investment fund securities:

Aggregate amount of	Up to $13.77 million Class M Shares
foreign investment fund securities
to be publicly offered or sold:

Places where a copy of this amendment to securities
registration statement is available for public inspection

Not applicable.

I.	REASON FOR FILING OF THIS AMENDMENT TO SECURITIES
REGISTRATION STATEMENT:

This statement purports to amend and update the relevant information of the securities registration statement (“SRS”) filed on March 31, 2011 due to the fact that the aforementioned semi-annual report was filed today.
The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.	CONTENTS OF THE AMENDMENTS
The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned semi-annual report:
(1)	Amendment in the Original SRS by filing the semi-annual report is as follows.

Part II. INFORMATION ON THE FUND

	Before amendment			After amendment
	[Original Japanese SRS]			[Aforementioned Semi-annual Report]
PART II. Information on the Fund			IV.	Outline of Investment Management
I.	Description of the Fund			Company
1.	Nature of the Fund		(1)	Amount of Capital Stock
(3)	Structure of the Fund
D.	Investment Management Company
e.	Amount of Capital Stock
5.	Status of investment portfolio		I.	Status of investment portfolio
(1)	Diversification of investment portfolio		(1)	Diversification of investment portfolio
(the aforementioned Japanese semi-annual
report)
(3)	Results of past operations			Results of past operations
	a)	Record of changes in net assets		(a) Record of changes in net assets
(Ditto)
	(Regarding the amounts as at the end of			(Regarding the amounts as at the end of
	each month during one-year period up to			each month during one-year period up to
	the latest relevant date appertaining to			the latest relevant date appertaining to the
	the filing date of the original Japanese			filing date of the aforementioned
	SRS)			semi-annual report)

	b)	Record of distributions paid		(b) Record of distributions paid
(Ditto)
	(Regarding the amounts as at the end of			(Regarding the amounts as at the end of

	each month during one-year period up to		each month during one-year period up to
	the latest relevant date appertaining to		the latest relevant date appertaining to the
	the filing date of the original Japanese		filing date of the aforementioned
	SRS)		Semi-annual Report)

	c) Record of annual return		(c) Record of annual return
(Ditto)
(Addition of the rate(s) during one-year
period up to the latest relevant date
appertaining to the filing date of the
aforementioned semi-annual report)

(4)	Results of Sales and Repurchse	II.	Record of Sales and Repurchase
(Addition of the latest information during
one-year period up to the latest relevant
date appertaining to the filing date of the
aforementioned semi-annual report)
III.	Financial conditions of the Fund	III.	Financial conditions of the Fund
(Addition of the aforementioned
1.	Financial statement		semi-annual financial documents)
Part III. SPECIAL INFORMATION

I.	Outline of the Investment Management
Company

1.	Outline of the Investment Management	IV.	Outline of the Investment Management
	Company		Company

(1)	Amount of capital stock	(1)	Amount of capital stock
	(Regarding the amount of capital and the	(the aforementioned Japanese semi-annual
	total number of shares to be issued by the	report)
Investment Management Company and the
number of outstanding shares as at the latest
relevant date appertaining to the filing date
of the original Japanese SRS)

2.	Description of business and outline of	(2)	Description of business and outline of
	operation		operation (Ditto)

3.	Financial conditions of the Investment	V.	Outline of the financial status of the
	Management Company		Investment Management Company
(Addition of the aforementioned
semi-annual financial documents)
5.	Miscellaneous	IV.	Outline of the Investment Management
(5)	Litigation, etc.		Company
		(3)	Miscellaneous
(Addition of the aforementioned semi-annual
report)

[The whole descriptions in the semi-annual report are copied here in the Japanese document. Omitted]

PART II. INFORMATION ON THE FUND

I. DESCRIPTION OF THE FUND
4.	FEES, ETC. AND TAX
(3)	Management Fees, etc.:
C.	Custodian Fee and Charges of the Investor Servicing Agent
<Before Amendment>
(omitted)
Putnam Investor Services, Inc., located One Post Office Square, Boston, MA 02109, is the Fund’s Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on the Fund’s retail asset level, the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Through at least June 30, 2011, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund’s average assets.
(omitted)

<After Amendment>
(omitted)
Putnam Investor Services, Inc., located One Post Office Square, Boston, MA 02109, is the Fund’s Investor Servicing Agent (transfer, plan and dividend disbursing agent), for which it receives fees that are paid monthly by the Fund as an expense of all its shareholders. The fee paid to Putnam Investor Services, subject to certain limitations, is based on the Fund’s retail asset level, the number of shareholder accounts in the Fund and the level of defined contribution plan assets in the Fund. Through at least June 30, 2012, investor servicing fees for the Fund will not exceed an annual rate of 0.375% of the Fund’s average assets.
(omitted)